Organization and nature of operations	6 Months Ended
Dec. 31, 2025
Organization and nature of operations [Abstract]
Organization and nature of operations

Note 1. Organization and nature of operations

BUUU Group Limited (“BUUU” or the “Company”) is a business company established under the laws of the British Virgin Islands on April 16, 2024. It is a holding company with no business operation. It is authorised to issue a maximum of 500,000,000 no par value shares divided into (i) 250,000,000 Class A Ordinary Shares with no par value each and (ii) 250,000,000 Class B Ordinary Shares with no par value each. On August 13, 2025, the Company was listed on the Nasdaq Capital Market and began trading under the ticker symbol “BUUU”.

The Company, through its subsidiaries incorporated and domiciled in Hong Kong (collectively referred to as the “Company”), specializes in all aspects of the design, planning and production of face-to-face events, immersive environments and brand-based experiences for clients and venues, including event organizers, consumer brand marketers and retail shopping centers.

BU Creation Limited (“BU Creation”) was incorporated in Hong Kong under the Hong Kong Companies Ordinance (Chapter 622) on May 11, 2017. BU Creation is a 100% owned subsidiary of BUUU. BU Creation engages principally in providing fully integrated event design, event planning, event production, and on-site event management services.

BU Workshop Limited (“BU Workshop”) was incorporated in Hong Kong under the Hong Kong Companies Ordinance (Chapter 622) on September 13, 2019. BU Workshop is a 75% owned subsidiary of BUUU. BU Workshop engages principally in stage production services, including merchandizing and selling event set furniture and decor.

BU Production Limited (“BU Production”) was incorporated in Hong Kong under the Hong Kong Companies Ordinance (Chapter 622) on February 14, 2023. BU Production is a 50% owned subsidiary of BU Workshop, where BU Workshop had majority voting rights to control. BU Production engages principally in the production of event set furniture and decor, including props, backdrops, and stages, substantially for BU Workshop. On September 25, 2023, BU Workshop fully disposed of this investment.

Reorganization

On October 17, 2024, BUUU resolved and approved to increase the maximum number of shares it is authorized to issue from 50,000 with no par value to 500,000,000 with no par value. On the same day, BUUU resolved and approved to re-designate (a) 249,999,999 authorized but unissued ordinary shares of no par value into 249,999,999 Class A ordinary shares (“Class A Ordinary Shares”) of no par value; and (b) 250,000,000 authorized but unissued ordinary shares of no par value into 250,000,000 Class B ordinary shares (“Class B Ordinary Shares”) of no par value, and re-designate a total of 1 issued ordinary shares of no par value owned by BUBI Services Limited (“BUBI Services”) into 1 Class A Ordinary Shares of no par value.

On October 22, 2024, 6,039,999 Class A Ordinary Shares were issued and allotted to BUBI Services at a total consideration of US$1. On November 7, 2024, A Max Holding Limited, Glitter Win International Limited, Tight Core Limited, Storm Citadel Global Limited and Virtuous Accolade Limited, subscribed for and were allotted 3,960,000 Class A ordinary shares representing approximately 25.0%, 4.8%, 4.8%, 1.0% and 4.0% of the issued share capital of BUUU. On November 18, 2024, under a share swap arrangement (the “Share Swap”), Ms. Nana CHAN, Mr. Wai Kwong POON and Perfect Wood Limited transferred their entire shareholding interest in BU Creation and BU Workshop to BUUU, in consideration of the allotment and issue an aggregate of 5,000,000 Class B ordinary shares to BUBI Services, credited as fully paid. Following the Share Swap, BU Creation and BU Workshop became a subsidiary of BUUU.

On December 13, 2024, pursuant to a sale and purchase agreement entered into between Glitter Win International Limited and Excellent Prospect Investment Holding Limited, Excellent Prospect Investment Holding Limited has acquired 480,000 Class A Ordinary Shares from Glitter Win International Limited, representing 4.8% of the Class A Ordinary Shares in issue of BUUU.

The following diagram illustrates the Company’s legal entity ownership structure after the reorganization as of December 31, 2025: